Convertible Notes (Details) - Blade Therapeutics, Inc. [Member] - USD ($)	1 Months Ended					12 Months Ended
	Jun. 30, 2021	Jul. 31, 2020	Feb. 28, 2019	Jan. 31, 2019	Nov. 30, 2018	Dec. 31, 2021	Dec. 31, 2020
Convertible Notes (Details) [Line Items]
Received proceeds					$ 8,200,000
Gross proceeds			$ 5,200,000	$ 1,800,000
Issued to convertible note			2,200,000	$ 1,800,000
Incurred issuance costs						$ 100,000
Interest expense						10,000
Unamortized debt discount on convertible notes						$ 100,000
Convertible note description	the Company and its Australian Subsidiary entered into a note and warrant purchase agreement, primarily with existing investors, for the issuance of convertible notes (the “2021 Convertible Notes”) and common stock warrants for an aggregate principal amount of $16.0 million of which $13.6 million represented convertible notes issued by the Company and $2.4 million represented convertible deed polls issued by its Australian Subsidiary. The entire principal of the notes is denominated in US dollars with a fixed accrued interest rate of 7% per annum. The 2021 Convertible Notes were originally issued with a maturity date within one year from issuance. The Company amended the 2021 Convertible Notes in February 2022 to extend the maturity to November 2022. In conjunction with the issuance of the 2021 Convertible Notes, the Company amended and restated its articles of incorporation to increase shares authorized for issuance of its convertible preferred stock to 151,185,364 and shares authorized for issuance of its common stock to 178,329,409.Any shares of convertible preferred stock held by an investor that did not purchase their allocated pro rata amount of convertible notes would be automatically converted into common stock on a five-to-one basis. All then outstanding convertible preferred stock investors participated in the financing, thereby not triggering the punitive conversion.The 2021 Convertible Notes are subject to automatic conversion upon (a) the next Qualified Financing; (b) upon consummation of: (i) a firm commitment underwritten initial public offering pursuant to an effective registration statement filed under the Securities Act of 1933 covering the offer and sale of the Company’s common stock in a Qualified IPO (ii) a business combination transaction involving the Company and a SPAC in which, the anticipated pro forma cash and cash equivalents of the SPAC immediately after the combination is at least $50.0 million, net of expenses and SPAC redemptions, or the aggregate consideration received in respect of each share of common stock is at least $3.00 per share (subject to appropriate adjustment for any stock dividend, stick split, combination or other similar recapitalization with respect to the Common Stock) and has been approved by each of the Series C Preferred Directors (collectively, a “Qualified SPAC Transaction”); or (iii) upon Blade’s receipt of a request for such conversion of all issued and outstanding shares of Blade’s convertible preferred stock into common stock from the holders of at least 64% of all shares of issued and outstanding shares of Blade preferred stock, including the holders of at least a majority of Blade’s Series C preferred stock. These three conversion events are defined collectively and individually as an “Automatic Conversion Event;” or (c) a Change in Control Conversion.	the Company and its Australian Subsidiary entered into a note and warrant purchase agreement with new and existing investors for the issuance of convertible notes (the “2020 Convertible Notes”) and common stock warrants (See Note 10 — Common Stock Warrants) for an aggregate principal amount of $20.7 million. Of the $20.7 million cash proceeds raised, $17.6 million represented convertible notes issued by the Company and $3.1 million issued by the Australian Subsidiary. The entire principal of the Notes is denominated in US dollars with a fixed accrued interest rate of 7% per annum. The 2020 Convertible Notes were originally issued with a maturity within one year from issuance and amended in May 2021, to extend the maturity to February 2022. The Company amended the 2020 Convertible Notes in February 2022 to extend the maturity to November 2022. The amendment was accounted for as a modification under ASC 470-50. No additional issuance costs were incurred with the amendment. The 2020 Convertible Notes are convertible, in aggregate, into a maximum of 20,168,593 shares of the Series C convertible preferred stock. Any shares of convertible preferred stock held by an investor that did not purchase their allocated pro rata amount of convertible notes would be automatically converted into common stock on a five-to-one basis. As such, In August 2020, 2,369,669 shares of the Company’s Series B convertible preferred stock held by a non-participating investor were automatically converted into 473,935 shares of common stock.The 2020 Convertible Notes are subject to automatic conversion upon (a) the next “Qualified Financing,” whereby the Company issues its preferred equity securities and raises aggregate gross proceeds of at least $20.0 million (“Conversion upon a Qualified Financing”); or (b) upon a change in control whereby the Company is acquired by another entity or disposes of substantially all its assets upon sale, lease, liquidation, dissolution or winding up, whether voluntary or involuntary (“Conversion upon Change in Control”). The 2020 Convertible Notes are also subject to settlement by way of voluntary conversion on or after maturity upon the request of the holders of the 2020 Convertible Notes (“Maturity Conversion”).In the event of a Conversion upon a Qualified Financing, the balance of the Outstanding Amount will be converted into the amount of equity securities sold by the Company in the Qualified Financing, as determined by dividing the outstanding amount by the conversion price equal to 80% of the lowest price per share of the securities sold by the Company in the Qualified Financing.In the event of a Change in Control Conversion, immediately prior to the consummation of such a Change in Control, the outstanding amount of 2020 Convertible Notes shall be converted into the greater of (i) the number of the Company’s Series C convertible preferred stock calculated by dividing the outstanding amount by $1.141 or (ii) the number of shares of the Company’s common stock issuable upon the conversion of shares of Series C convertible preferred stock issuable upon the conversion the 2020 Convertible Notes.In the event of a Maturity Conversion, the outstanding amount of the 2020 Convertible Notes shall be paid out in cash or converted into an amount of Series C convertible preferred stock computed by dividing the outstanding amount by $1.141 at the option of the holder.Due to the various conversion and settlement features embedded within the 2020 Convertible Notes, the Company elected to account for the notes under the fair value option. As such, the 2020 Convertible Notes and associated warrants were initially recognized at their determined fair value of $20.7 million on the date of issuance (See Note 3 — Fair Value).Consistent with accounting requirements of the fair value option election, the Company expensed $0.3 million of issuance costs incurred related to the 2020 Convertible Notes in other income (expense), net in the consolidated statements of operations and comprehensive loss as incurred for the year ended December 31, 2020.The Company recognized accrued interest expense of $0.6 million and $1.5 million related to the 2020 Convertible Notes for the years ended December 31, 2020 and 2021, respectively, in interest expense, net in the consolidated statements of operations and comprehensive loss. At December 31, 2020 and 2021, no accrued interest on any of the 2020 Convertible Notes was paid.The Company recognized a loss of $2.7 million and a gain of $0.6 million from the change in fair value of the 2020 Convertible Notes for the years ended December 31, 2020 and 2021, respectively.2021 Convertible NotesIn May and June 2021, the Company and its Australian Subsidiary entered into a note and warrant purchase agreement, primarily with existing investors, for the issuance of convertible notes (the “2021 Convertible Notes”) and common stock warrants for an aggregate principal amount of $16.0 million of which $13.6 million represented convertible notes issued by the Company and $2.4 million represented convertible deed polls issued by its Australian Subsidiary. The entire principal of the notes is denominated in US dollars with a fixed accrued interest rate of 7% per annum. The 2021 Convertible Notes were originally issued with a maturity date within one year from issuance. The Company amended the 2021 Convertible Notes in February 2022 to extend the maturity to November 2022. In conjunction with the issuance of the 2021 Convertible Notes, the Company amended and restated its articles of incorporation to increase shares authorized for issuance of its convertible preferred stock to 151,185,364 and shares authorized for issuance of its common stock to 178,329,409.Any shares of convertible preferred stock held by an investor that did not purchase their allocated pro rata amount of convertible notes would be automatically converted into common stock on a five-to-one basis.				The convertible notes are automatically convertible upon (a) liquidation or winding up of the Company; (b) a greater than 50% change in control; (c) a sale of substantially all of the Company’s assets; or (d) sales or exclusive license of all or substantially all of the Company’s intellectual property into conversion securities 12 months after the issuance date.
Purchase price (in Dollars per share)						$ 1.141
Convertible notes will convert into shares (in Shares)						10,661,699
Aggregate gross proceeds							$ 20,000,000
Conversion price rate						80.00%	80.00%
Outstanding amount						$ 1.141	$ 1.141
Fair value							20,700,000
Issuance costs							300,000
Accrued interest expense						1,500,000	600,000
Recognized gain (loss)						2,700,000	600,000
Additional convertible note amount						4,000,000
Convertible note tranche obligation						4,000,000
Determined fair value						16,000,000
Expensed of issuance costs incurred						300,000
Accrued interest expense						700,000
Issuance of change in fair value						$ 3,100,000
Series C Convertible Preferred Stock [Member]
Convertible Notes (Details) [Line Items]
Issued to convertible note			$ 3,000,000
Maturity date						12 months
Outstanding amount						$ 1.141	$ 1.141